Trade Payables and Accruals - Summary of Trade Payables and Accruals (Detail) - CAD ($) $ in Millions	Jan. 31, 2019	Jan. 31, 2018	Feb. 01, 2017
Trade and other current payables [abstract]
Trade payables	$ 687.4	$ 560.2	$ 518.8
Wages and related employee accruals	145.3	122.0	97.1
Other accruals	170.8	123.3	102.6
Total trade payables and accruals	$ 1,003.5	$ 805.5	$ 718.5